1. General information (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfGeneralInformationLineItems [Line Items]
Advance ticket sales	R$ 1,456,939	R$ 1,185,945
Total debt	7,105,667	6,379,220
Proceesds from sale	68,679	R$ 536,444	R$ (167,646)
Debentures [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Total debt	R$ 1,036,348